LEASES (Schedule of Components of Operating Lease Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expenses	[1]	$ 2,984	$ 2,714	$ 2,054
Short-term lease expenses		515	560	355
Total lease expenses		$ 3,499	$ 3,274	$ 2,409

[1]	Operating lease expenses were mainly paid in cash during the years ended December 31, 2024, 2023 and 2022.